Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments Owned At Fair Value [Abstract]
Cash and cash equivalents - Book Value	$ 130,208	$ 135,992	$ 140,529	$ 163,412
Cash and cash equivalents - Fair Value	130,208	135,992
Restricted cash - Book Value	4,462	5,386	$ 2,671
Restricted cash - Fair Value	4,462	5,386
Loan receivable from affiliate companies - Book Value	28,727	23,008
Loan receivable from affiliate companies - Fair Value	28,727	23,008
Long-term receivable from affiliate companies - Book Value	0	11,105
Long-term receivable from affiliate companies - Fair Value	0	11,105
Capital lease obligations, including current portion - Book Value	0	(17,617)
Capital lease obligations, including current portion - Fair Value	0	(17,617)
Senior and ship mortgage notes, net - Book Value	(1,298,452)	(1,296,537)
Senior and ship mortgage notes, net - Fair Value	(1,133,600)	(974,170)
Long-term debt, including current portion - Book Value	(295,327)	(304,682)
Long-term debt, including current portion - Fair Value	(298,468)	(308,080)
Loan payable to affiliate company - Book Value	(52,491)	(49,876)
Loan payable to affiliate company - Fair Value	(53,494)	(51,240)
Long term payable to affiliate companies - Book Value	(68,491)	(6,399)
Long term payable to affiliate companies - Fair Value	$ (68,491)	$ (6,399)